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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended June 30, 2000
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Capital Counsel LLC
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Address: 350 Park Avenue, 11th Floor
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         New York, NY 10022
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Form 13F File Number:  28-05779
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terence S. Greene
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Title: Member
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Phone: 212-350-4520
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Signature, Place, and Date of Signing:

/s/ Terence S. Greene              New York, NY                  August 14, 2000
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:     85
                                            ---
Form 13F Information Table Value Total:     530,549
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104     5134    89100 SH       SOLE                    89100
ABBOTT LABORATORIES            COM              002824100      554    12430 SH       SOLE                    12430
ALZA CORP                      COM              022615108     6155   104100 SH       SOLE                   104100
AMERICAN INTERNATL GROUP INC   COM              026874107    16057   136653 SH       SOLE                   136653
AMGEN INC                      COM              031162100     1953    27800 SH       SOLE                    27800
AMSOUTH BANCORPORATION         COM              032165102      295    18710 SH       SOLE                    18710
ASPEN TECHNOLOGY INC           COM              045327103      909    23600 SH       SOLE                    23600
BAKER HUGHES INC               COM              057224107     1500    46866 SH       SOLE                    46866
BESTFOODS                      COM              08658U101      422     6094 SH       SOLE                     6094
BROCADE COMMUNICATIONS SYS INC COM              111621108      378     2060 SH       SOLE                     2060
CARRIER ACCESS CORP            COM              144460102     1217    23018 SH       SOLE                    23018
CIRRUS LOGIC INC               COM              172755100      224    14000 SH       SOLE                    14000
CISCO SYS INC                  COM              17275R102     3190    50181 SH       SOLE                    50181
COCA COLA CO                   COM              191216100     6766   117805 SH       SOLE                   117805
COMPAQ COMPUTER CORP           COM              204493100      212     8310 SH       SOLE                     8310
COMPUTER ASSOC                 COM              204912109     4797    93708 SH       SOLE                    93708
CONCORD EFS INC                COM              206197105     5247   201800 SH       SOLE                   201800
CYPRESS SEMICONDUCTOR          COM              232806109      360     8528 SH       SOLE                     8528
DALLAS SEMICONDUCTOR CORP      COM              235204104     3856    94620 SH       SOLE                    94620
DANAHER CORP                   COM              235851102     1209    24459 SH       SOLE                    24459
DELL COMPUTER CORP             COM              247025109     1208    24500 SH       SOLE                    24500
DENDRITE INTL INC              COM              248239105     1133    34000 SH       SOLE                    34000

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DISNEY WALT CO                 COM              254687106    16650   428986 SH       SOLE                   428986
DST SYS INC                    COM              233326107    15802   207578 SH       SOLE                   207578
E M C CORP                     COM              268648102     3254    42300 SH       SOLE                    42300
EQUITY OIL CO                  COM              294749106      114    40000 SH       SOLE                    40000
EXPRESS SCRIPTS INC CL A       COM              302182100     8834   142200 SH       SOLE                   142200
EXXON MOBIL CORPORATION        COM              30231g102     2623    33419 SH       SOLE                    33419
FAIR ISAAC & CO INC            COM              303250104      211     4800 SH       SOLE                     4800
FEDERAL NATL MTG ASSN          COM              313586109     1896    36330 SH       SOLE                    36330
FIRST DATA CORP                COM              319963104    25160   506997 SH       SOLE                   506997
GENERAL ELECTRIC CO            COM              369604103     4184    78943 SH       SOLE                    78943
GILEAD SCIENCES INC            COM              375558103      284     4000 SH       SOLE                     4000
GILLETTE CO                    COM              375766102     6201   177500 SH       SOLE                   177500
HARTE-HANKS INC                COM              416196103    35077  1403072 SH       SOLE                  1403072
HOME DEPOT INC                 COM              437076102      899    18000 SH       SOLE                    18000
HUBBELL INC CLASS A            COM              443510102      285    11000 SH       SOLE                    11000
HUBBELL INC CLASS B            COM              443510201      892    34986 SH       SOLE                    34986
IMS HEALTH INC                 COM              449934108     8008   444900 SH       SOLE                   444900
INTEL CORP                     COM              458140100    95130   711586 SH       SOLE                   711586
INTL BUSINESS MACHINES CORP    COM              459200101     1039     9486 SH       SOLE                     9486
JOHNSON & JOHNSON              COM              478160104     1830    17958 SH       SOLE                    17958
JUNIPER NETWORKS INC           COM              48203R104      934     6414 SH       SOLE                     6414
MACROMEDIA INC                 COM              556100105     1000    10340 SH       SOLE                    10340
MARSH & MCLENNAN COS           COM              571748102      263     2520 SH       SOLE                     2520
MARSHALL & ILSLEY CORP         COM              571834100      373     9000 SH       SOLE                     9000
MBNA CORP                      COM              55262L100      247     9112 SH       SOLE                     9112
MC GRAW HILL COMPANIES INC     COM              580645109      542    10036 SH       SOLE                    10036
MEDTRONIC INC                  COM              585055106      246     4932 SH       SOLE                     4932

                                     Page 2
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

MERCK & CO INC                 COM              589331107    20081   262075 SH       SOLE                   262075
METTLER - TOLEDO INTL          COM              592688105     1876    46900 SH       SOLE                    46900
MICROSOFT CORP                 COM              594918104     1849    23112 SH       SOLE                    23112
MINNESOTA MINING & MFG CO      COM              604059105     1068    12948 SH       SOLE                    12948
NORTHERN TRUST CORP            COM              665859104      917    14100 SH       SOLE                    14100
PEPSICO INC                    COM              713448108    12205   274646 SH       SOLE                   274646
PERKINELMER INC                COM              714046109      205     3100 SH       SOLE                     3100
PFIZER INC                     COM              717081103      259     5400 SH       SOLE                     5400
PLANTRONICS INC NEW            COM              727493108     2703    23400 SH       SOLE                    23400
PRESIDENTIAL LIFE CORP         COM              740884101      694    50000 SH       SOLE                    50000
PROCTER & GAMBLE CO            COM              742718109      598    10454 SH       SOLE                    10454
PROLOGIS TR SH BEN INT         COM              743410102      330    15500 SH       SOLE                    15500
SANMINA CORP                   COM              800907107     1315    15380 SH       SOLE                    15380
SCHERING PLOUGH CORP           COM              806605101      518    10250 SH       SOLE                    10250
SOLECTRON CORP                 COM              834182107    65072  1553968 SH       SOLE                  1553968
STATE STREET CORP              COM              857477103    71425   673426 SH       SOLE                   673426
STRYKER CORP                   COM              863667101     1417    32400 SH       SOLE                    32400
SYKES ENTERPRISES INC          COM              871237103     5506   427650 SH       SOLE                   427650
THOMAS & BETTS CORP            COM              884315102      333    17400 SH       SOLE                    17400
TRANSACTION SYS ARCHITECTS     COM              893416107      408    23800 SH       SOLE                    23800
TRIBUNE CO                     COM              896047107      210     6000 SH       SOLE                     6000
TYCO INTL LTD NEW              COM              902124106     3021    63768 SH       SOLE                    63768
UNIGRAPHICS SOLUTIONS INC      COM              904928108     2377   121900 SH       SOLE                   121900
UNITED PARCEL SERVICE          COM              911312106     9558   162000 SH       SOLE                   162000
US ONCOLOGY INC COM            COM              90338W103      207    41500 SH       SOLE                    41500
WAL MART STORES INC            COM              931142103      558     9686 SH       SOLE                     9686
WALGREEN CO                    COM              931422109      260     8064 SH       SOLE                     8064

                                     Page 3
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
XILINX INC                     COM              983919101    17074   206800 SH       SOLE                   206800
BP AMOCO PLC ADR               ADR              055622104     4447    78626 SH       SOLE                    78626
ELSEVIER N V SPONSORED ADR     ADR              290259100      346    14000 SH       SOLE                    14000
REUTERS GROUP PLC ADR          ADR              76132M102     5278    52811 SH       SOLE                    52811
SAP AKTIENGESELLSCHAFT ADR     ADR              803054204     1326    28240 SH       SOLE                    28240
SCHLUMBERGER LTD COM           ADR              806857108      981    13150 SH       SOLE                    13150
TELEFONOS DE MEXICO S A ADR CV ADR              879403780      230     4020 SH       SOLE                     4020
VODAPHONE GROUP PLC            ADR              92857W100      975    23540 SH       SOLE                    23540
NORTHERN INTL GROWTH EQUITY FD                  665162509      168 11895.387SH       SOLE                11895.387

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